Other assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Analysis of Other Assets
An analysis of other assets at December 31, 2020 and 2021 is as follows:

	2020		2021
Current portion:
Advances to suppliers (different from PP&E and inventories)	Ps.	7,600,644	Ps.	7,474,932
Prepaid insurance		1,300,019		1,749,589
Other		93,244		227,731

	Ps.	8,993,907	Ps.	9,452,252

Non-current portion:

Recoverable taxes	Ps.	11,559,961	Ps.	11,689,094
Prepayments for the use of fiber optics		2,709,358		3,783,496
Judicial Deposits (1)		15,402,840		14,583,504
Prepaid expenses		8,743,667		9,899,996

Total	Ps.	38,415,826	Ps.	39,956,090